UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)               (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         203-622-2978

Date of fiscal year end:  9/30

Date of reporting period:3/31/05

Item 1.  Reports to Stockholders.

IPO PLUS

AFTERMARKET FUND

2005 Semi-Annual Report

March 31, 2005

Renaissance Capital Corporation

The IPO Experts

THE IPO PLUS

AFTERMARKET FUND

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Choose one option or all of the options.  It’s up to you. To sign up for electronic delivery, just visit our web site: www.IPOhome.com. Click on “IPO Plus Fund”, then click on “Register for Online Access”. It’s that simple!

1-888-IPO-FUND

(1-888-476-3863)

IPOs for Everyone

 .

Renaissance Capital—The IPO Experts

Dear Fellow Shareholders:

We are pleased to present you with the IPO Plus Aftermarket Fund’s 2005 Semi-Annual Report. For the six months ended March 31, 2005, the IPO Plus Fund’s total return was 9.29%, compared with a 6.88% return for the S&P 500*, 5.40% for the NASDAQ OTC Composite* and 8.00% for the Russell 2000 Index*.

Contributing to the out-performance for the period were the Fund’s holdings in the retail, energy and defense sectors. Strong gains were also made from various healthcare stocks including drugs, devices and services. Partly offsetting these gains were weak performances in some of the e-commerce and technology stocks.

The IPO market continues to repair itself after the bubble of 1999-2000. After a very weak period from 2001 to 2003, the level of IPO activity in 2004 began approaching historical norms. In addition, those companies that have been going public have been fundamentally stronger, as more issuers are coming to market with profits than during the bubble**. Finally, many IPOs have been discounted from their original proposed prices to satisfy a more selective IPO market.

We continue to be encouraged by the diversity and quality of new companies that are filing to go public. Thank you for being an IPO Plus Fund shareholder.

Sincerely,

Renaissance Capital

April 29, 2005

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The IPO Fund made no distributions during the period under review. The S&P 500 is a widely recognized index of common prices. An investment cannot be made directly in an index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. The NASDAQ Composite Index measures all NASDAQ domestic and international-based common type stocks listed on the NASDAQ Stock Market.

**Source: Renaissance Capital’s IPOhome.com.

IPO+

PORTFOLIO OF INVESTMENTS
	……………………………………………………………………………………………………………………………………
As of March 31, 2005 (Unaudited)

		Shares	Value
	Common Stock - 91.98%
	Airlines - 1.31%
	Republic Airways Holdings, Inc. *	20,880	$ 261,000

	Automotive - 0.50%
	Commercial Vehicle Group, Inc. *	5,000	100,000

	Biomedical - 9.78%
	Aspreva Pharmaceuticals Corp. *	28,000	407,400
	Genentech, Inc. *	11,000	622,710
	PRA International *	14,256	383,914
	Syneron Medical Ltd. *	17,000	541,620
			1,955,644
	Casino Hotels - 2.25%
	Las Vegas Sands Corp. *	10,000	450,000

	Chemicals - 6.79%
	Celanese Corp., Series A *	30,000	539,700
	Huntsman Corp. *	17,000	396,440
	Westlake Chemical Corp.	13,000	420,550
			1,356,690

	Coal - 1.76%
	Foundation Coal Holdings, Inc.	15,000	352,650

	Commercial Services - 5.51%
	Accenture Ltd., Class A *	10,000	241,500
	Coinmach Service Corp.	7,000	92,050
	Huron Consulting Group, Inc. *	15,500	321,005
	iPayment Holdings, Inc. *	10,600	447,320
			1,101,875

	Computer Services / Technology - 17.15%
	Anteon International Corp. *	10,000	389,300
	Cogent, Inc. *	20,000	503,600
	Google, Inc., Class A *	2,000	361,020
	Motive, Inc. *	9,000	90,000
	NAVTEQ Corp. *	20,000	867,000
	PortalPlayer, Inc. *	15,000	342,450
	SRA International, Inc., Class A *	9,900	596,475
	Xyratex Ltd. *	15,000	280,500
			3,430,345

	Construction / Building Materials - 1.95%
	Bucyrus International, Inc.	10,000	390,600

See Notes to Financial Statements

IPO+

PORTFOLIO OF INVESTMENTS
	……………………………………………………………………………………………………………………………………
As of March 31, 2005 (Unaudited) (Continued)

		Shares	Value
	Education - 4.97%
	Universal Technical Institute, Inc. *	27,000	$ 993,600

	Financial Services - 4.03%
	Calamos Asset Management, Inc., Class A	20,000	538,400
	GFI Group, Inc. *	10,000	268,300
			806,700

	Health Instruments - 5.36%
	Alcon, Inc.	12,000	1,071,480

	Home Furnishings - 3.45%
	Tempur-Pedic International, Inc. *	37,000	690,420

	Insurance - 2.06%
	Genworth Financial, Inc., Class A	15,000	412,800

	Motion Pictures - 2.24%
	DreamWorks Animation SKG, Inc., Class A *	11,000	447,810

	Oil / Gas - 8.48%
	Bill Barrett Corp. *	5,000	144,550
	Hornbeck Offshore Services, Inc. *	20,000	501,200
	Todco, Class A *	5,000	129,200
	W&T Offshore, Inc.	11,000	228,360
	Whiting Petroleum Corp. *	17,000	693,260
			1,696,570

	Real Estate & Real Estate Investment Trusts [REITs] - 5.34%
	CB Richard Ellis Group, Inc., Class A *	15,000	524,850
	Desarrolladora Homex S.A. de C.V. *	15,000	368,700
	U-Store-It Trust	10,000	174,000
			1,067,550

	Retail - 9.05%
	Coach, Inc. *	14,000	792,820
	Dick's Sporting Goods, Inc. *	10,000	367,300
	PETCO Animal Supplies, Inc. *	10,000	368,100
	Texas Roadhouse, Inc., Class A *	10,000	280,800
			1,809,020

	Total Common Stocks (Cost $14,748,669)		18,394,754

See Notes to Financial Statements

IPO+

PORTFOLIO OF INVESTMENTS
	……………………………………………………………………………………………………………………………………
As of March 31, 2005 (Unaudited) (Continued)

		Shares	Value
	Short-Term Investments - 2.66%
	Registered Investment Companies - 2.66%
	BNY Hamilton Money Fund, Hamilton Shares,
	due 4/1/05 (Cost $531,885)	531,885	$ 531,885

	Total Investments - 94.64%
	(Cost $15,280,554)(a)		18,926,639
	Other Assets in Excess of Liabilities - 5.36%		1,072,910
	Net Assets 100.00%		$ 19,999,549

	Securities Sold Short
	TRW Automotive Holdings Corp. (Proceeds $204,393)*	10,000	$ 194,300

*	Non-income producing security.
(a)	The cost for Federal income tax purposes was $15,280,554. At March 31, 2005 net unrealized appreciation for all
	securities (excluding securities sold short) based on tax cost was $3,646,085. This consists of aggregate gross unrealized
	appreciation of $3,926,787 and aggregate gross unrealized depreciation of $280,702.

Holdings By Industry	% of Net Assets
Airlines	1.31%
Automotive	0.50%
Biomedical	9.78%
Casino Hotels	2.25%
Chemicals	6.79%
Coal	1.76%
Commercial Services	5.51%
Computer Services / Technology	17.15%
Construction / Building Materials	1.95%
Education	4.97%
Financial Services	4.03%
Health Instruments	5.36%
Home Furnishings	3.45%
Insurance	2.06%
Motion Pictures	2.24%
Oil / Gas	8.48%
Real Estate & REITs	5.34%
Retail	9.05%
Other	8.02%
See Notes to Financial Statements

IPO+

STATEMENT OF ASSETS AND LIABILITIES
……………………………………………………………………………………..
As of March 31, 2005 (Unaudited)

Assets
Investments in Securities, at Value
(Cost $14,748,669)	$ 18,394,754
Short-Term Investments, at Cost	531,885
Cash-Segregated	465,258
Receivable for Investments Sold	961,505
Receivable for Fund Shares Sold	2,307
Dividends and Interest Receivable	1,763
Prepaid Expenses and Other Assets	25,492
Total Assets	20,382,964

Liabilities
Securities Sold Short, at Value (Proceeds $204,393)	194,300
Payable for Investments Purchased	115,500
Payable for Fund Shares Redeemed	14,216
Payable for Advisory Fee	12,198
Payable for Distribution Fees	7,785
Payable for Shareholder Service Fees	4,343
Accrued Expenses and Other Liabilities	35,073
Total Liabilities	383,415

Net Assets	$ 19,999,549

Net Assets Consist of:
Paid-in-Capital	$ 96,988,911
Accumulated Net Investment Income (Loss)	(232,304)
Accumulated Net Realized Gain (Loss) on Investments	(80,413,236)
Net Unrealized Appreciation (Depreciation) of Investments	3,656,178

$ 19,999,549

Net Asset Value, Offering and Redemption Price Per Share*
($19,999,549/1,734,756 shares of beneficial interest,
without par value, unlimited number of shares authorized)	$ 11.53

*The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements

IPO+

STATEMENT OF OPERATIONS
……………………………………………………………………………………..
For the Six Months Ended March 31, 2005 (Unaudited)

Investment Income
Dividends	$ 19,109
Interest	8,355
Total Investment Income (Loss)	27,464

Expenses
Investment Adviser	155,845
Transfer Agent Fees and Expenses	40,318
Administration Fees	26,056
Distribution Fees	25,974
Shareholder Service Fees	25,974
Trustees' Fees	19,168
Federal and State Registration	12,791
Auditing Fees	7,813
Shareholder Reports	7,346
Legal Fees	6,653
Custody Fees	6,371
Insurance	225
Other Expenses	3,857
Total Expenses	338,391
Less:
Fees Waived by the Adviser	(78,623)
Net Expenses	259,768
Net Investment Income (Loss)	(232,304)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	1,483,228
Short Sales	-
Net Realized Gain (Loss) on Investments and Short Sales	1,483,228

Net Change in Unrealized Appreciation (Depreciation)
During the Period on:
Investment Securities	562,757
Short Sales	10,093
Net Change in Unrealized Appreciation (Depreciation)
of Investments and Short Sales	572,850

Net Realized and Unrealized Gain (Loss) on Investments	2,056,078

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,823,774

See Notes to Financial Statements

IPO+

STATEMENTS OF CHANGES IN NET ASSETS
……………………………………………………………………………………..

	Six Months	Year
	Ended	Ended
	March 31, 2005	September 30,
	(Unaudited)	2004
Increase (Decrease) in Net Assets
from Operations
Net Investment Income (Loss)	$ (232,304)	$ (476,559)
Net Realized Gain (Loss) on Investments
and Short Sales	1,483,228	2,009,866
Net Change in Unrealized Appreciation
(Depreciation) of Investments and Short Sales	572,850	248,701
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,823,774	1,782,008

Fund Share Transactions
Proceeds from Shares Sold	1,439,704	5,765,344
Cost of Shares Redeemed	(2,845,683)	(7,557,644)
Redemption Fee Proceeds	2,503	15,808
Net Increase (Decrease) in Net Assets
from Fund Share Transactions	(1,403,476)	(1,776,492)

Total Increase (Decrease) in Net Assets	420,298	5,516

Net Assets
Beginning of Period	19,579,251	19,573,735
End of Period*	$ 19,999,549	$ 19,579,251

* Includes Accumulated Net Investment Loss of:	$ (232,304)	$ -

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	126,101	550,913
Number of Shares Redeemed	(247,639)	(727,012)
Net Increase (Decrease) in Fund Shares	(121,538)	(176,099)

See Notes to Financial Statements

IPO+

FINANCIAL HIGHLIGHTS
……………………………………………………………………………………………………………….
For a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2005		Year Ended September 30,
	(Unaudited)		2004	2003		2002		2001	2000
Net Asset Value,
Beginning of Period	$ 10.55		$ 9.63	$ 7.40		$ 8.36		$ 30.48	$ 18.58

Income (Loss) From
Investment Operations
Net Investment Income (Loss)	(0.13)		(0.26)	(0.15)		(0.18)		(0.32)	(0.24)
Net Realized and
Unrealized Gain (Loss)	1.11		1.17	2.38		(0.78)		(21.80)	12.14
Total from Investment
Operations	0.98		0.91	2.23		(0.96)		(22.12)	11.90

Paid-in-Capital From
Redemption Fees	0.00	*	0.01	0.00	*	0.00	*	-	-

Net Asset Value,
End of Period	$ 11.53		$ 10.55	$ 9.63		$ 7.40		$ 8.36	$ 30.48

Total Return (1)	9.29%		9.55%	30.14%		(11.48)%		(72.57)%	64.05%

Ratios and
Supplemental Data
Net Assets,
End of Period (000s)	$ 20,000		$ 19,579	$ 19,574		$ 15,871		$ 23,038	$ 117,981
Ratio of Net Expenses
to Average Net Assets	2.50%	(2)	2.50%	2.50%		2.50%		2.50%	2.50%
Ratio of Net Investment Income
(Loss) to Average Net Assets	(2.24)%	(2)	(2.24)%	(1.92)%		(1.89)%		(1.76)%	(0.87)%
Ratio of Expense
to Average Net Assets,
excluding waivers	3.26%	(2)	3.28%	3.93%		3.79%		2.93%	2.50%
Ratio of Net Investment Income
(Loss) to Average Net Assets,
excluding waivers	(2.99)%	(2)	(3.02)%	(3.35)%		(3.18)%		(2.19)%	(0.87)%

Portfolio Turnover Rate	95.91%		159.73%	212.31%		263.74%		69.17%	67.54%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(2) Annualized.
*	Per share amount represents less than $0.01 per share.

See Notes to Financial Statements

                                                                                     Notes to Financial Statements

………………………………………………………………………………

For the Six Months Ended March 31, 2005 (Unaudited)

The IPO Plus Aftermarket Fund (“IPO+ Fund”) is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO+ Fund.

The investment objective of the IPO+ Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are followed by the IPO+ Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results may differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.   Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value as determined in accordance with the Trust’s “Procedures for Valuing Illiquid Securities and Securities for Which Market Quotations are Not Readily Available or May be Unreliable.”   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.   As of March 31, 2005, the Fund did not hold any securities for which market quotations were not readily available.

2. FEDERAL INCOME TAXES: It is the IPO+ Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of September 30, 2004, the IPO+ Fund had a federal income tax capital loss carry forward of $81,890,357.  Federal capital loss carry forwards expire as follows: $12,480,824 expiring in 2008, $65,326,226 expiring in 2009, $1,806,048 expiring in 2010 and $2,277,259 expiring in 2011.  To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

As of September 30, 2004 the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	Net unrealized appreciation (depreciation) on investments	Total accumulated earnings (deficit)
$(81,890,357)	$3,077,221	$(78,813,136)

Notes to Financial Statements

………………………………………………………………….

For the Six Months Ended March 31, 2005 (Unaudited) (Continued)

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on washes sales.

3. DISTRIBUTIONS TO SHAREHOLDERS: The IPO+ Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually.  All distributions are recorded on the ex-dividend date.  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Permanent book and tax differences resulted in reclassification for the year ended September 30, 2004 as follows: a decrease in paid-in-capital of $476,559 and a decrease in undistributed net investment loss of $476,559.

4. OTHER: Security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.   Interest income is recorded on an accrual basis.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, a registered investment adviser, the IPO+ Fund agrees to pay Renaissance Capital an annual fee equal to 1.50% of the average daily net assets of the IPO+ Fund, payable monthly. Additionally, Renaissance Capital has voluntarily agreed to defer or waive fees or absorb some or all of the expenses of the IPO+ Fund in order to limit Total Fund Operating Expenses to 2.50%.  During the six months ended March 31, 2005, Renaissance Capital deferred fees of $78,623.  These deferrals are subject to later recapture by Renaissance Capital for a period of three years.  Total deferrals subject to recapture by Renaissance Capital are $647,795.   These deferrals will expire as follows: $257,222 expiring in 2005, $224,092 expiring in 2006 and $166,481 expiring in 2007.

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the IPO+ Fund, subject to the over-all authority of the Board of Trustees.  For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the IPO+ Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The IPO+ Fund has adopted a Distribution and Shareholder Services Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the IPO+ Fund, as determined from time to time by the Board of Trustees, to pay up to 0.50% of the IPO+ Fund’s average daily net assets for distribution and shareholder servicing.

The total annual fee for distribution of the IPO+ Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the IPO+ Fund by customers of the broker-dealers or distributors.

Each shareholder servicing agent receives an annual fee, which is payable monthly up to 0.25% of the average daily net assets of shares of the IPO+ Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

Notes to Financial Statements

………………………………………………………………….

For the Six Months Ended March 31, 2005 (Unaudited) (Continued)

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the IPO+ Fund charges a 2% fee on such redemptions of shares held less than 90 days.  Such fees amounted to $2,503 for the six months ended March 31, 2005, representing 0.01% of average net assets.

E. TRUSTEES' FEES: Trustees’ fees are $4,000 per year plus $500 for each meeting attended per Trustee.

F. PURCHASES AND SALES: For the six months ended March 31, 2005, the IPO+ Fund made purchases with a cost of $18,937,263 and sales with proceeds of $20,634,111 of investment securities other than long-term U.S. Government and short-term securities.

G. SHORT SALES AND SEGREGATED CASH: Short sales are transactions in which the IPO+ Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the IPO+ Fund must borrow the security to deliver to the buyer upon the short sale; the IPO+ Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The IPO+ Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the IPO+ Fund replaces the borrowed security.  The IPO+ Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized.  The IPO+ Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.  Typically, the segregated cash with brokers and other financial institutions exceeds the minimum requirements.

The IPO+ Fund may also sell short “against the box” (i.e. the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short).  If the IPO+ Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the IPO+ Fund as collateral while the short sale is outstanding.

H. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

OBTAINING ADDITIONAL INFORMATION (Unaudited)

……………………………………………………………………………………………………

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30, 2004 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

                                                                                      Supplemental Information

………………………………………………………………………………

March 31, 2005 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2004 through March 31, 2005.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (10/1/04)	Ending Account Value (3/31/05)	Expenses Paid During Period** (10/1/04-3/31/05)
Actual	$1,000.00	$1,046.27	$12.75
Hypothetical (5% return before expenses)	1,000.00	1,012.47	12.54

** Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the days in the reporting period).

                                                                                       Supplemental Information

………………………………………………………………………………

March 31, 2005 (Unaudited) (Continued)

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on November 19, 2004, the Board, including the disinterested Trustees (the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Agreement”) between the Adviser and the Fund.

The Independent Trustees met in executive session and considered:  (1) fees charged by the Adviser in relation to the industry; (2) the extent and quality of services provided by the Adviser; (3) costs of services provided and the resulting profits to the Adviser and its affiliates, including the extent to which the Adviser has realized economies of scale as the Fund grows; (4) other revenue to the Adviser and its affiliates from their relationship with the Fund; (5) the control of operating expenses of the Fund; and (6) the manner in which portfolio transaction of the Fund are conducted, including the use of soft dollars.

With respect to profitability, it was noted that the Adviser currently reimburses Fund expenses and/or waives advisory fees to keep fund expenses down and, therefore, realizes no profit at this time. With respect to the extent and quality of services provided by the Adviser, it was noted that the Adviser is a leading provider of IPO research in the financial industry. The Board, including the Independent Trustees, concluded that, based on their collective business judgment, the terms of the Agreement are fair and reasonable, the Adviser’s fee is reasonable in light of the services that the Adviser provides to the Fund and that the most appropriate course of action in the best interests of the Fund’s shareholders would be to approve continuance of the Agreement.

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Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of February 29, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Renaissance Capital Greenwich Funds

By (Signature and Title)

*                                      /s/ William K. Smith

                                        William K. Smith, President

Date                                             6/2/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*            /s/ William K. Smith

William K. Smith, President

Date                                             6/2/05

By (Signature and Title)

*            s/ Kathleen S. Smith

Kathleen S. Smith, Treasurer

Date                                             6/2/05

* Print the name and title of each signing officer under his or her signature.